....


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

The Cash Management Trust of America/(R)/
The U.S. Treasury Money Fund of America/SM/
The Tax-Exempt Money Fund of America/SM/

 PROSPECTUS

 September 12, 2008

TABLE OF CONTENTS

 1    Risk/Return summary
 6    Fees and expenses of the funds
 9    Investment objectives, strategies and risks
 12   Management and organization
 14   Shareholder information
 15   Choosing a share class
 17   Purchase and exchange of shares
 22   Sales charges
 24   Sales charge waivers
 25   Rollovers from retirement plans to IRAs
 25   Plans of distribution
 26   Other compensation to dealers
 26   How to sell shares
 29   Dividends and taxes
 30   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The funds provide you with an opportunity to earn income on your cash reserves
(free from federal income tax in the case of The Tax-Exempt Money Fund), while preserving the value of your investment and maintaining liquidity. The Cash
Management Trust seeks to achieve this objective by investing primarily in high-quality money market instruments, such as commercial paper and commercial bank obligations; The U.S. Treasury Money Fund seeks to achieve this objective by investing substantially all of its assets in U.S. Treasury securities; and
The Tax-Exempt Money Fund seeks to achieve this objective by investing primarily in securities that are exempt from regular federal income tax (the fund may, however, invest in securities that would subject you to alternative minimum taxes).

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                Money market funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar charts below show how the funds' investment results have varied from year to year, and the Investment Results table on page 5 shows the funds'
average annual total returns for various periods. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Past results are not predictive of future results.

THE CASH MANAGEMENT TRUST

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1998   5.05%
1999   4.68
2000   5.92
2001   3.54
2002   1.15
2003   0.99
2004   1.02
2005   2.71
2006   4.62
2007   4.82

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                   1.53%  (quarter ended September 30, 2000)
LOWEST                    0.15%  (quarter ended March 31, 2004)

The fund's total return for the six months ended June 30, 2008, was 1.24%.

Money market funds / Prospectus


THE U.S. TREASURY MONEY FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1998  4.44%
1999  4.11
2000  5.29
2001  3.33
2002  1.07
2003  0.48
2004  0.60
2005  2.37
2006  4.18
2007  4.17
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                   1.38%  (quarter ended September 30, 2000)
LOWEST                    0.06%  (quarter ended March 31, 2004)

The fund's total return for the six months ended June 30, 2008, was 0.89%.

                                                Money market funds / Prospectus

THE TAX-EXEMPT MONEY FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1998  2.83%
1999  2.60
2000  3.50
2001  2.35
2002  0.89
2003  0.46
2004  0.66
2005  1.93
2006  2.95
2007  3.18
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                     0.93%  (quarter ended December 31, 2000)
LOWEST                      0.10%  (quarter ended March 31, 2004)

The fund's total return for the six months ended June 30, 2008, was 0.88%.

Money market funds / Prospectus


Unlike the bar charts on the previous pages, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, each fund's results with the following maximum initial or contingent deferred sales charge imposed:

 . Class A and F shares are sold without any initial or contingent deferred sales charge.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which applies only if shares are sold within one year of purchase.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also apply to the corresponding Class
529-A, 529-B, 529-C or 529-F-1 sales charges. Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

Unlike the Investment Results table below, the Additional Investment Results table on page 11 reflects each fund's results calculated without sales charges.

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS A -- FIRST SOLD    4.82%    2.82%    3.43%     6.23%         4.04%
  11/3/76

                                    1 YEAR  5 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS B -- FIRST SOLD 3/15/00      -1.02%   1.61%    2.18%         3.25%
 CLASS C -- FIRST SOLD 3/16/01       2.83    1.88     1.65          3.15
 CLASS F-1 -- FIRST SOLD 3/26/01     4.57    2.48     2.29          3.87
 CLASS 529-A -- FIRST SOLD 2/15/02   4.66    2.57     2.35          3.90
 CLASS 529-B -- FIRST SOLD 6/7/02   -1.16    1.50     1.54          3.16
 CLASS 529-C -- FIRST SOLD 4/2/02    2.73    1.82     1.61          3.04
 CLASS 529-E -- FIRST SOLD 3/11/02   4.25    2.17     1.95          3.51
 CLASS 529-F-1 -- FIRST SOLD         4.77    2.52     2.43          4.04
  9/16/02
-------------------------------------------------------------------------------

                        1 YEAR   5 YEARS   10 YEARS   LIFETIME    7-DAY YIELD/*/
----------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY FUND
 CLASS A -- FIRST SOLD   4.17%    2.35%      2.99%      3.42%          2.79%
  2/1/91
----------------------------------------------------------------------------------
 THE TAX-EXEMPT MONEY FUND
 CLASS A -- FIRST SOLD   3.18%    1.83%      2.13%      2.61%          2.86%
  10/24/89
----------------------------------------------------------------------------------
 For current yield information, please call American FundsLine/(R)/ at
 800/325-3590.

* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2007 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain waivers described in the Annual Fund
 Operating Expenses table under "Fees and expenses of the funds." Without such waivers, the 7-day yield would have been: 4.01% for Class A shares, 3.22% for
 Class B shares, 3.12% for Class C shares, 3.85% for Class F-1 shares, 3.88% for
 Class 529-A shares, 3.13% for Class 529-B shares, 3.01% for Class 529-C shares,
 3.48% for Class 529-E shares and 4.02% for Class 529-F-1 shares of The Cash
 Management Trust of America; 2.76% for Class A shares of The U.S. Treasury
 Money Fund; and 2.83% for Class A shares of The Tax-Exempt Money Fund.

                                                Money market funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,3/
------------------------------------------------------------------------------------------

 Maximum initial sales
 charge on purchases       none        none        none          none            none
 (as a percentage of
 offering price)
------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none            none
 on reinvested
 dividends
------------------------------------------------------------------------------------------
 Maximum contingent        none      5.00%/4/    1.00%/5/        none            none
 deferred sales charge
------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none            none
 exchange fees

1 Includes corresponding 529 share class. Accounts holding these 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
2 Available only to employer-sponsored 529 plans. Accounts holding these shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
3 Class F-1, F-2 and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the funds'
 distributor and to certain registered investment advisers.
4 The contingent deferred sales charge is reduced one year after purchase and eliminated after six years.
5 The contingent deferred sales charge is eliminated one year after purchase.

Money market funds / Prospectus


 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2/11/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT
 TRUST
 Management fees/6/        0.28%    0.28%    0.28%     0.28%         0.28%
 Distribution and/or       0.07     0.90     1.00      0.25          none
 service (12b-1) fees/7/
 Other expenses/8/         0.16     0.14     0.18      0.23          0.23
 Total annual fund         0.51     1.32     1.46      0.76          0.51
 operating expenses/6/
-------------------------------------------------------------------------------
 THE U.S. TREASURY MONEY
 FUND

 Management fees/6/        0.30%
 Distribution and/or       0.09
 service (12b-1) fees/7/
 Other expenses/8/         0.18
 Total annual fund         0.57
 operating expenses/6/
-----------------------------------
 THE TAX-EXEMPT MONEY
 FUND

 Management fees/6/        0.38%
 Distribution and/or       0.05
 service (12b-1) fees/7/
 Other expenses/8/         0.08
 Total annual fund         0.51
 operating expenses/6/
-------------------------------------------------------------------------------
                           CLASS    CLASS    CLASS     CLASS         CLASS
                           529-A    529-B    529-C     529-E        529-F-1
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT
 TRUST
 Management fees/6/        0.28%    0.28%    0.28%     0.28%         0.28%
 Distribution and/or       0.10     0.90     1.00      0.50          0.00
 service (12b-1) fees/9/
 Other                     0.27     0.28     0.28      0.28          0.27
 expenses/8,10/
 Total annual fund         0.65     1.46     1.56      1.06          0.55
 operating expenses/6/

6 The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total annual fund operating expenses in the table do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the
 Financial Highlights table in this prospectus and in the fund's annual report.
7 Class A and F-1 12b-1 fees may not exceed .15% and .50%, respectively, of each class's average net assets annually. Class B and C 12b-1 fees are up to .90%
 and 1.00%, respectively, of each class's average net assets annually.
8 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 to $19 per account.

9 Class 529-A and 529-F-1 12b-1 fees may not exceed .50% of each class's average net assets annually. Class 529-B and 529-C 12b-1 fees are up to .90% and 1.00%, respectively, of each class's average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class's average net assets annually.
10 Includes up to a maximum of .10% paid to a state or states for oversight and administrative services.
11 Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the funds' previous fiscal year.

                                                Money market funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Class A                                    $ 52    $164    $  285     $  640
 Class B -- assuming redemption/1/           634     818       923      1,367
 Class B -- assuming no redemption/2/        134     418       723      1,367
 Class C -- assuming redemption/3/           249     462       797      1,746
 Class C -- assuming no redemption           149     462       797      1,746
 Class F-1 -- excluding intermediary          78     243       422        942
 fees/4/
 Class F-2 -- excluding intermediary          52     164       285        640
 fees/4/
 Class 529-A/5/                               86     248       421        916
 Class 529-B -- assuming redemption/1,5/     668     901     1,055      1,628
 Class 529-B -- assuming no                  168     501       855      1,628
 redemption/2,5/
 Class 529-C -- assuming                     278     531       907      1,956
 redemption/3,5/
 Class 529-C -- assuming no redemption/5/    178     531       907      1,956
 Class 529-E/5/                              128     376       643      1,397
 Class 529-F-1 -- excluding intermediary      76     216       366        795
 fees/4,5/
 THE U.S. TREASURY MONEY FUND
 Class A                                    $ 58    $183    $  318     $  714
 THE TAX-EXEMPT MONEY FUND
 Class A                                    $ 52    $164    $  285     $  640

1 Reflects applicable contingent deferred sales charges through year six and
 Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, in the month of the eight-year anniversary of the purchase date.
2 Reflects Class A or 529-A expenses for years nine and 10 because Class B and
 529-B shares automatically convert to Class A and 529-A shares, respectively, in the month of the eight-year anniversary of the purchase date.
3 Reflects a contingent deferred sales charge in the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
5 Reflects an initial $10 account setup fee and an annual $10 account maintenance fee.

Money market funds / Prospectus


Investment objectives, strategies and risks

The investment objective of each fund is to provide you with a way to earn income on your cash reserves (exempt from federal income tax in the case of The
Tax-Exempt Money Fund) while preserving capital and maintaining liquidity.

THE CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside of the U.S. or in securities with credit and liquidity support features provided by entities domiciled outside of the U.S. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

THE U.S. TREASURY MONEY FUND

Normally, the fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S.
Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

THE TAX-EXEMPT MONEY FUND

Normally, the fund invests substantially in high-quality money market instruments that are issued by states, territories or possessions of the United
States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. These instruments are exempt from regular federal income tax. However, the fund may purchase securities that would subject you to federal alternative minimum taxes. Therefore, while the fund's distributions from tax-exempt securities are not subject to income tax, a portion or all of the distributions may be included in determining a shareholder's federal alternative minimum tax.

The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing

                                                Money market funds / Prospectus

these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

APPLICABLE TO ALL FUNDS

Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser with respect to the funds is to seek attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

                                       10

Money market funds / Prospectus


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 5, the table below reflects each fund's results calculated without sales charges.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS A -- FIRST SOLD    4.82%    2.82%    3.43%     6.23%         4.04%
  11/3/76

                                    1 YEAR  5 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS B -- FIRST SOLD 3/15/00      3.98%    1.99%    2.18%         3.25%
 CLASS C -- FIRST SOLD 3/16/01      3.83     1.88     1.65          3.15
 CLASS F-1 -- FIRST SOLD 3/26/01    4.57     2.48     2.29          3.87
 CLASS 529-A -- FIRST SOLD 2/15/02  4.66     2.57     2.35          3.90
 CLASS 529-B -- FIRST SOLD 6/7/02   3.84     1.88     1.71          3.16
 CLASS 529-C -- FIRST SOLD 4/2/02   3.73     1.82     1.61          3.04
 CLASS 529-E -- FIRST SOLD 3/11/02  4.25     2.17     1.95          3.51
 CLASS 529-F-1 -- FIRST SOLD        4.77     2.52     2.43          4.04
  9/16/02

                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY FUND
 CLASS A -- FIRST SOLD    4.17%    2.35%    2.99%     3.42%         2.79%
  2/1/91
-------------------------------------------------------------------------------
 THE TAX-EXEMPT MONEY FUND
 CLASS A -- FIRST SOLD    3.18%    1.83%    2.13%     2.61%         2.86%
  10/24/89
-------------------------------------------------------------------------------
 For current yield information, please call American FundsLine at
 800/325-3590.

* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2007 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain waivers described in the Annual Fund
 Operating Expenses table under "Fees and expenses of the funds." Without such waivers, the 7-day yield would have been: 4.01% for Class A shares, 3.22% for
 Class B shares, 3.12% for Class C shares, 3.85% for Class F-1 shares, 3.88% for
 Class 529-A shares, 3.13% for Class 529-B shares, 3.01% for Class 529-C shares,
 3.48% for Class 529-E shares and 4.02% for Class 529-F-1 shares of The Cash
 Management Trust of America; 2.76% for Class A shares of The U.S. Treasury
 Money Fund; and 2.83% for Class A shares of The Tax-Exempt Money Fund.

                                       11

                                                Money market funds / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine
Center Drive, Irvine, California 92618. Capital Research and Management Company
manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." A discussion regarding the basis for the approval of The Cash Management Trust's investment advisory and service agreement by its board of trustees is contained in its semi-annual report to shareholders for the fiscal period ended March 31, 2008. A discussion regarding the basis for the approval of The U.S. Treasury Money Fund's and The Tax-Exempt
Money Fund's investment advisory and service agreements by their respective boards of trustees is contained in these funds' annual report to shareholders for the fiscal year ended September 30, 2007.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions.
The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds'
portfolio transactions. A more detailed description of the investment adviser's policies is included in the funds' statement of additional information.

                                       12

Money market funds / Prospectus


PORTFOLIO HOLDINGS

Portfolio holdings information for the funds is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to each fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange Commission.

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

                                       13

                                                Money market funds / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/, the funds' transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds
Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA                            VIRGINIA
SERVICE CENTER                     SERVICE CENTER
American Funds                     American Funds
Service Company                    Service Company
P.O. Box 6164                      P.O. Box 2560
Indianapolis, Indiana              Norfolk, Virginia
46206-6164                         23501-2560
Fax: 317/735-6636                  Fax: 757/670-4761

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS'
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       14

Money market funds / Prospectus


Choosing a share class

The Cash Management Trust offers different classes of shares through this prospectus. (The U.S. Treasury Money Fund and The Tax-Exempt Money Fund offer only Class A shares.) Class A, B, C and F shares are available through various investment programs or accounts, including many types of retirement plans.
HOWEVER, THE TAX-EXEMPT MONEY FUND SHOULD GENERALLY NOT SERVE AS AN INVESTMENT
FOR TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of each fund.

Investors residing in any state may purchase Class 529 shares of The Cash
Management Trust through an account established with a 529 college savings plan managed by the American Funds organization. The 529-A, 529-B, 529-C and 529-F-1 share classes are structured similarly to the corresponding Class A, B, C and
F-1 shares. For example, the same contingent deferred sales charge applies to
Class 529-B shares as it does to Class B shares. Class 529-E shares are available only to investors participating through an eligible employer plan.

Each share class of a fund represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU
PURCHASE SHARES OF THE CASH MANAGEMENT TRUST, YOU SHOULD CHOOSE A SHARE CLASS.
IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE
CASE OF A 529 PLAN INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
 529-B or 529-C shares to cover higher education expenses); and

.. availability of The Cash Management Trust share classes:

 -- Class B and C shares are not available to retirement plans, including employer-sponsored retirement plans such as defined benefit plans, 401(k)
   plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans;

 -- Class B, 529-B, C and 529-C shares may be acquired only by exchanging from
   Class B, 529-B, C or 529-C shares of other American Funds (see "Purchase and exchange of shares" below); and

 -- Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR
F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F-1
SHARES OF THE CASH MANAGEMENT TRUST.

                                       15

                                                Money market funds / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES OF
 THE CASH MANAGEMENT TRUST

 CLASS A SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              up to .15% annually (Class 529-A shares may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than Class F-1
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines each year until it
 sales charge            reaches 0% six years after purchase
 12b-1 fees              up to .90% annually
 Dividends               generally lower than Class A and F shares due to
                         higher 12b-1 fees and other expenses, but higher than
                         Class C shares due to lower other expenses
 Purchase maximum        direct purchases of B shares are not permitted
 Conversion              automatic conversion to Class A shares in the month of
                         the eight-year anniversary of the purchase date,
                         reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        direct purchases of C shares are not permitted
 Conversion              automatic conversion to Class F-1 shares in the month
                         of the 10-year anniversary of the purchase date,
                         reducing future annual expenses (Class 529-C shares
                         will not convert to Class 529-F-1 shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than Class 529-B and 529-C shares due
                         to lower 12b-1 fees, but lower than Class 529-A and
                         529-F-1 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F-1 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than Class B and C shares due to
                         lower 12b-1 fees, and may be higher than Class A
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F-2 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              none
 Dividends               generally higher than other classes due to absence of
                         12b-1 fees
 Purchase maximum        none
 Conversion              none

                                       16

Money market funds / Prospectus


Purchase and exchange of shares

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS
DISTRIBUTORS,/(R)/ THE FUNDS' DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN
CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR
BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE
THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT
TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED
BY LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of The Cash Management Trust of America on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your

                                       17

                                                Money market funds / Prospectus

last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions)
until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of
The Cash Management Trust of America on the third business day after receipt of your investment.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire. Class B and C shares of The Cash Management Trust may be acquired only by exchanging from Class B and
C shares of other American Funds. Direct purchases of Class B and C shares of
The Cash Management Trust are not permitted.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares of The Cash
Management Trust only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares of The Cash Management Trust may be purchased only through an account established with a 529 college savings plan managed by the American
Funds organization. You may open this type of account and purchase 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. However, exchanges from Class A shares of
The Cash Man-

                                       18

Money market funds / Prospectus


agement Trust may be made into Class B and C shares of other American Funds for dollar cost averaging purposes. Exchanges from Class A shares of The Cash
Management Trust of America to Class B or Class C shares of Intermediate Bond
Fund of America, Limited Term Tax-Exempt Bond Fund of America and Short-Term
Bond Fund of America are not permitted. Class A, C or F-1 shares may generally be exchanged into the corresponding 529 share class without a sales charge.
Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM
CLASS A, C OR F-1 SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN
THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFERS TO MINORS ACT
CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS
DESCRIBED IN THE APPLICABLE PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL
ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES

The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds, may be rejected.

The funds, through their transfer agent, American Funds Service Company, maintain surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

                                       19

                                                Money market funds / Prospectus

The American Funds (other than the money market funds) have adopted a "purchase blocking policy" under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the funds (other than the money market funds) will be precluded from investing in the funds (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under each fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The funds reserve the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the funds. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

                                       20

Money market funds / Prospectus


NOTWITHSTANDING THE FUNDS' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUNDS' AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES/1/
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and 529           $1,000/2/
 accounts)
    For a payroll deduction retirement plan account, payroll
    deduction                                                             25
    savings plan account or employer-sponsored 529 account
 To add to an account                                                     50
    For a payroll deduction retirement plan account, payroll              25
    deduction
    savings plan account or employer-sponsored 529 account
-------------------------------------------------------------------------------

1 Purchase minimums for retirement plan accounts purchasing through payroll deduction may be waived to allow for diversification of plan participant investment assets.
2 For accounts established with an automatic investment plan, the initial purchase minimum of $1,000 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $1,000 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

Class B and C shares of The Cash Management Trust may be acquired only by exchanging from Class B and C shares of other American Funds. Direct purchases of Class B and C shares of The Cash Management Trust are not permitted.

VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the fund's officers. Assets are valued primarily on the basis of market quotations.
However, the funds have adopted procedures for making "fair value"
determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because The Cash Management Trust may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

                                       21

                                                Money market funds / Prospectus

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class B and C shares of The Cash Management Trust.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

Sales charges

CLASS A SHARES

Class A shares of the funds are sold without an initial sales charge. However, if shares of the funds are exchanged for shares of an American Funds non-money market fund, the sales charge applicable to the non-money market fund may apply.

CLASS B AND C SHARES OF THE CASH MANAGEMENT TRUST

Class B and C shares are sold without any initial sales charge.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

                                       22

Money market funds / Prospectus


See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES OF THE CASH MANAGEMENT TRUST

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES OF THE CASH MANAGEMENT TRUST

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

                                       23

                                                Money market funds / Prospectus

Sales charge waivers

To have your Class B or C contingent deferred sales charge waived, you must let your financial adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 701/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

                                       24

Money market funds / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .15% for Class A shares, and for The Cash Management Trust only, up to .50% for Class 529-A shares, up to .90% for Class B and 529-B shares, up to 1.00% for Class C and 529-C shares, up to .75% for Class 529-E shares and up to .50% for Class F-1 and 529-F-1 shares. A portion (up to .15%
for Class A, 529-A, B and 529-B shares and .25% for Class C, 529-C, 529-E, F-1 and 529-F-1 shares) of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       25

                                                Money market funds / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2007, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares of The Cash Management Trust must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- more than $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

                                       26

Money market funds / Prospectus


 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 CHECK WRITING

 . Checks must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

 . Check writing is not available for any of the 529 share classes or B, C and F share classes of The Cash Management Trust.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. If you redeem
Class B shares after the contingent deferred sales charge period, you may either reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in
American Funds money market funds that are reinvested in non-money market
American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic trans-

                                       27

                                                Money market funds / Prospectus

actions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or each fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       28

Money market funds / Prospectus


Dividends and taxes

DIVIDENDS

Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the funds or American
Funds Service Company.

You may elect to reinvest dividends to purchase additional shares of these funds or other American Funds, or you may elect to receive them in cash. Dividends for
529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS

THE CASH MANAGEMENT TRUST

For federal income tax purposes, dividends you receive from the fund will be subject to tax, and also may be subject to state or local taxes -- unless you are exempt from taxation.

THE U.S. TREASURY MONEY FUND

For federal income tax purposes, dividends you receive from the fund will be subject to tax. Generally, dividends received by individual investors will be tax-exempt for purposes of most states' personal income tax.

THE TAX-EXEMPT MONEY FUND

Subject to certain requirements, the fund is permitted to pass through to its shareholders federally tax-exempt dividends derived from municipal bond interest. Depending on their state of residence, shareholders of the fund may be able to exclude from state taxable income some or all of the federally tax-exempt dividends paid by the fund.

TAXES ON TRANSACTIONS

Generally, redemptions, including exchanges, will not result in a capital gain or loss for federal or state income tax purposes.

SHAREHOLDER FEES

Fees borne directly by a fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE
TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       29

                                                Money market funds / Prospectus

Financial highlights/1/

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. A similar table will be shown for The Cash Management Trust of America for Class F-2 shares beginning with the fund's first fiscal year ending after the date the class is first offered.
The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company.
For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the funds"
in this prospectus and the funds' annual report. The information in the
Financial Highlights tables has been audited by PricewaterhouseCoopers LLP
(except for the six months ended March 31, 2008), whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request. The information for each six-month period presented has been derived from the funds' unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

THE CASH MANAGEMENT TRUST

                                       Net asset                      Dividends   Net asset
                                         value,            Net         from net    value,
                                       beginning       investment     investment     end         Total
                                       of period        income/2/       income    of period  return/3,4/
------------------------------------------------------------------------------------------------------------

CLASS A:
Six months ended 3/31/2008/5/            $1.00            $.019        $(.019)      $1.00        1.88%
Year ended 9/30/2007                      1.00             .048         (.048)       1.00        4.94
Year ended 9/30/2006                      1.00             .042         (.042)       1.00        4.26
Year ended 9/30/2005                      1.00             .022         (.022)       1.00        2.20
Year ended 9/30/2004                      1.00             .008         (.008)       1.00         .84
Year ended 9/30/2003                      1.00             .011         (.011)       1.00        1.05
------------------------------------------------------------------------------------------------------------
CLASS B:
Six months ended 3/31/2008/5/             1.00             .015         (.015)       1.00        1.48
Year ended 9/30/2007                      1.00             .040         (.040)       1.00        4.10
Year ended 9/30/2006                      1.00             .034         (.034)       1.00        3.43
Year ended 9/30/2005                      1.00             .013         (.013)       1.00        1.36
Year ended 9/30/2004                      1.00             .001         (.001)       1.00         .12
Year ended 9/30/2003                      1.00             .001         (.001)       1.00         .13
------------------------------------------------------------------------------------------------------------
CLASS C:
Six months ended 3/31/2008/5/            $1.00            $.014        $(.014)      $1.00        1.41%
Year ended 9/30/2007                      1.00             .039         (.039)       1.00        3.95
Year ended 9/30/2006                      1.00             .032         (.032)       1.00        3.25
Year ended 9/30/2005                      1.00             .012         (.012)       1.00        1.20
Year ended 9/30/2004                      1.00             .001         (.001)       1.00         .10
Year ended 9/30/2003                      1.00             .001         (.001)       1.00         .12
------------------------------------------------------------------------------------------------------------
CLASS F-1:
Six months ended 3/31/2008/5/             1.00             .018         (.018)       1.00        1.76
Year ended 9/30/2007                      1.00             .046         (.046)       1.00        4.68
Year ended 9/30/2006                      1.00             .040         (.040)       1.00        4.05
Year ended 9/30/2005                      1.00             .019         (.019)       1.00        1.96
Year ended 9/30/2004                      1.00             .004         (.004)       1.00         .41
Year ended 9/30/2003                      1.00             .006         (.006)       1.00         .55
------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Six months ended 3/31/2008/5/             1.00             .018         (.018)       1.00        1.81
Year ended 9/30/2007                      1.00             .047         (.047)       1.00        4.79
Year ended 9/30/2006                      1.00             .040         (.040)       1.00        4.12
Year ended 9/30/2005                      1.00             .020         (.020)       1.00        2.03
Year ended 9/30/2004                      1.00             .005         (.005)       1.00         .47
Year ended 9/30/2003                      1.00             .007         (.007)       1.00         .66
------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Six months ended 3/31/2008/5/            1.00             .014         (.014)       1.00        1.41
 Year ended 9/30/2007                     1.00             .039         (.039)       1.00        3.96
 Year ended 9/30/2006                     1.00             .032         (.032)       1.00        3.27
 Year ended 9/30/2005                     1.00             .012         (.012)       1.00        1.18
 Year ended 9/30/2004                     1.00             .001         (.001)       1.00         .10
 Year ended 9/30/2003                     1.00             .001         (.001)       1.00         .12
------------------------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)

CLASS 529-C:
 Six months ended 3/31/2008/5/           $1.00            $.013        $(.013)      $1.00        1.35%
 Year ended 9/30/2007                     1.00             .038         (.038)       1.00        3.85
 Year ended 9/30/2006                     1.00             .031         (.031)       1.00        3.18
 Year ended 9/30/2005                     1.00             .011         (.011)       1.00        1.09
 Year ended 9/30/2004                     1.00             .001         (.001)       1.00         .10
 Year ended 9/30/2003                     1.00             .001         (.001)       1.00         .12
------------------------------------------------------------------------------------------------------------
CLASS 529-E:
 Six months ended 3/31/2008/5/            1.00             .016         (.016)       1.00        1.60
 Year ended 9/30/2007                     1.00             .043         (.043)       1.00        4.37
 Year ended 9/30/2006                     1.00             .036         (.036)       1.00        3.70
 Year ended 9/30/2005                     1.00             .016         (.016)       1.00        1.61
 Year ended 9/30/2004                     1.00             .002         (.002)       1.00         .15
 Year ended 9/30/2003                     1.00             .002         (.002)       1.00         .22
------------------------------------------------------------------------------------------------------------
CLASS 529-F-1:
 Six months ended 3/31/2008/5/            1.00             .019         (.019)       1.00        1.86
 Year ended 9/30/2007                     1.00             .048         (.048)       1.00        4.90
 Year ended 9/30/2006                     1.00             .041         (.041)       1.00        4.22
 Year ended 9/30/2005                     1.00             .019         (.019)       1.00        1.96
 Year ended 9/30/2004                     1.00             .003         (.003)       1.00         .28
 Year ended 9/30/2003                     1.00             .004         (.004)       1.00         .43

                                                       Ratio of         Ratio of
                                                      expenses to      expenses to
                                                      average net      average net
                                      Net assets,       assets           assets        Ratio of net
                                        end of          before            after         income to
                                        period      reimbursements/  reimbursements/   average net
                                     (in millions)      waivers        waivers/4/       assets/4/
----------------------------------------------------------------------------------------------------

CLASS A:
Six months ended 3/31/2008/5/           $15,392          .49%/6/         .46%/6/       3.67%/6/
Year ended 9/30/2007                     12,023          .51              .48            4.83
Year ended 9/30/2006                      9,353          .53              .50            4.21
Year ended 9/30/2005                      7,656          .55              .52            2.17
Year ended 9/30/2004                      7,766          .57              .28             .84
Year ended 9/30/2003                      7,910          .55              .23            1.05
----------------------------------------------------------------------------------------------------
CLASS B:
Six months ended 3/31/2008/5/               371         1.29/6/          1.26/6/         2.77/6/
Year ended 9/30/2007                        215         1.32             1.29            4.04
Year ended 9/30/2006                        158         1.33             1.30            3.44
Year ended 9/30/2005                        128         1.35             1.35            1.32
Year ended 9/30/2004                        157         1.34             1.02             .12
Year ended 9/30/2003                        173         1.38             1.14             .14
----------------------------------------------------------------------------------------------------
CLASS C:
Six months ended 3/31/2008/5/           $   451         1.43%/6/        1.40%/6/       2.57%/6/
Year ended 9/30/2007                        216         1.46             1.44            3.88
Year ended 9/30/2006                        133         1.49             1.46            3.32
Year ended 9/30/2005                         92         1.51             1.51            1.20
Year ended 9/30/2004                        104         1.51             1.05             .10
Year ended 9/30/2003                         89         1.55             1.16             .12
----------------------------------------------------------------------------------------------------
CLASS F-1:
Six months ended 3/31/2008/5/                64          .73/6/           .70/6/         3.30/6/
Year ended 9/30/2007                         36          .76              .73            4.59
Year ended 9/30/2006                         22          .73              .70            4.08
Year ended 9/30/2005                         16          .75              .75            1.78
Year ended 9/30/2004                         39          .72              .71             .61
Year ended 9/30/2003                          7          .73              .73             .58
----------------------------------------------------------------------------------------------------
CLASS 529-A:
Six months ended 3/31/2008/5/               355          .64/6/           .61/6/         3.51/6/
Year ended 9/30/2007                        269          .65              .63            4.69
Year ended 9/30/2006                        183          .66              .64            4.09
Year ended 9/30/2005                        138          .69              .69            2.05
Year ended 9/30/2004                        112          .67              .66             .48
Year ended 9/30/2003                         89          .62              .62             .61
----------------------------------------------------------------------------------------------------
CLASS 529-B:
 Six months ended 3/31/2008/5/               17         1.43/6/          1.40/6/         2.66/6/
 Year ended 9/30/2007                        10         1.46             1.43            3.89
 Year ended 9/30/2006                         5         1.48             1.46            3.36
 Year ended 9/30/2005                         2         1.53             1.53            1.13
 Year ended 9/30/2004                         2         1.53             1.06             .10
 Year ended 9/30/2003                         1         1.52             1.13             .12
----------------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)

CLASS 529-C:
 Six months ended 3/31/2008/5/          $    50         1.54%/6/        1.51%/6/       2.56%/6/
 Year ended 9/30/2007                        30         1.56             1.53            3.78
 Year ended 9/30/2006                        17         1.57             1.55            3.25
 Year ended 9/30/2005                         8         1.62             1.62            1.15
 Year ended 9/30/2004                         6         1.63             1.05             .10
 Year ended 9/30/2003                         3         1.62             1.11             .11
----------------------------------------------------------------------------------------------------
CLASS 529-E:
 Six months ended 3/31/2008/5/               22         1.04/6/          1.01/6/         3.12/6/
 Year ended 9/30/2007                        17         1.06             1.03            4.29
 Year ended 9/30/2006                        11         1.07             1.04            3.71
 Year ended 9/30/2005                         7         1.10             1.10            1.64
 Year ended 9/30/2004                         5         1.11              .98             .15
 Year ended 9/30/2003                         5         1.11             1.05             .17
----------------------------------------------------------------------------------------------------
CLASS 529-F-1:
 Six months ended 3/31/2008/5/               18          .53/6/           .50/6/         3.59/6/
 Year ended 9/30/2007                        11          .55              .53            4.79
 Year ended 9/30/2006                         6          .57              .54            4.20
 Year ended 9/30/2005                         4          .75              .75            1.97
 Year ended 9/30/2004                         3          .86              .85             .30
 Year ended 9/30/2003                         2          .85              .85             .33

                                       30

Money market funds / Prospectus


[This page is intentionally left blank for this filing.]

                                       31

                                                Money market funds / Prospectus


1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

4 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
 Capital Research and Management Company reimbursed expenses, as provided by the
 Investment Advisory and Service Agreement. Also, during some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services, and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.
5 Unaudited.
6 Annualized.

                                       32

Money market funds / Prospectus


THE U.S. TREASURY MONEY FUND

                            Net asset              Dividends   Net asset
                             value,       Net       from net    value,
                            beginning  investment  investment     end       Total
                            of period  income/2/     income    of period  return/3/
-------------------------------------------------------------------------------------

CLASS A:
Six months ended              $1.00      $.014      $(.014)      $1.00      1.43%
3/31/2008/4/
Year ended 9/30/2007           1.00       .044       (.044)       1.00      4.43
Year ended 9/30/2006           1.00       .038       (.038)       1.00      3.82
Year ended 9/30/2005           1.00       .019       (.019)       1.00      1.90
Year ended 9/30/2004           1.00       .004       (.004)       1.00       .39
Year ended 9/30/2003           1.00       .006       (.006)       1.00       .63

                                            Ratio of     Ratio of
                                           expenses to  expenses to
                             Net assets,   average net  average net   Ratio of net
                               end of        assets       assets       income to
                               period        before        after      average net
                            (in millions)    waivers    waivers/3/     assets/3/
-----------------------------------------------------------------------------------

CLASS A:
Six months ended               $1,178         .53%/5/      .50%/5/       2.74%/5/
3/31/2008/4/
Year ended 9/30/2007              709         .57          .54           4.33
Year ended 9/30/2006              523         .59          .56           3.77
Year ended 9/30/2005              483         .62          .59           1.87
Year ended 9/30/2004              532         .62          .61            .39
Year ended 9/30/2003              631         .58          .58            .63

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the periods shown, Capital
 Research and Management Company reduced fees for investment advisory services.
4 Unaudited.
5 Annualized.

                                       33
                                                Money market funds / Prospectus


THE TAX-EXEMPT MONEY FUND

                         Net asset              Dividends   Net asset
                          value,       Net       from net    value,
                         beginning  investment  investment     end       Total
                         of period  income/2/     income    of period  return/3/
----------------------------------------------------------------------------------

CLASS A:
Six months ended           $1.00      $.013      $(.013)      $1.00      1.29%
3/31/2008/4/
Year ended 9/30/2007        1.00       .031       (.031)       1.00      3.19
Year ended 9/30/2006        1.00       .027       (.027)       1.00      2.76
Year ended 9/30/2005        1.00       .016       (.016)       1.00      1.63
Year ended 9/30/2004        1.00       .005       (.005)       1.00       .49
Year ended 9/30/2003        1.00       .006       (.006)       1.00       .57

                                         Ratio of     Ratio of
                                        expenses to  expenses to
                          Net assets,   average net  average net   Ratio of net
                            end of        assets       assets       income to
                            period        before        after      average net
                         (in millions)    waivers    waivers/3/     assets/3/
--------------------------------------------------------------------------------

CLASS A:
Six months ended             $722          .49%/5/      .45%/5/       2.52%/5/
3/31/2008/4/
Year ended 9/30/2007          580          .51          .47           3.14
Year ended 9/30/2006          460          .52          .48           2.73
Year ended 9/30/2005          405          .53          .50           1.61
Year ended 9/30/2004          418          .53          .53            .49
Year ended 9/30/2003          353          .55          .55            .57

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the periods shown, Capital
 Research and Management Company reduced fees for investment advisory services.
4 Unaudited.
5 Annualized.

                                       34

Money market funds / Prospectus


NOTES

                                       35

                                                Money market funds / Prospectus


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800 /421-9900
          FOR 529 PLANS            American Funds Service Company
                                   800 /421-0180, ext. 529
          FOR 24                   American FundsLine
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies and the independent registered public accounting firm's reports (in the annual report).

PROGRAM DESCRIPTION  The program description for the CollegeAmerica 529 program contains additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the funds, the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, DC 20549-0102. The codes of ethics, current SAI and shareholder reports are also available, free or charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the funds at
333 South Hope Street, Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

                                          Investment Company File No. 811-02380
                                          Investment Company File No. 811-06235
                                          Investment Company File No. 811-05750
                                     MFGEPR-960-0908P Litho in USA CGD/RRD/8014
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust

....